Other Property and Equipment (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Other property and equipment	$ 548,725	$ 534,280	$ 499,727	$ 469,188	$ 197,235
Less accumulated depreciation	(100,812)	(91,357)	(82,332)	(73,721)	(48,024)
Other preperty and equipment, net				395,467	149,211
Natural Gas Compression Plant and Pipeline [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment				371,292	129,863
Building and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment				19,999	16,158
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment				19,731	13,653
Drilling and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment				6,265	3,645
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment				47,623	29,972
Land [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment				$ 4,278	$ 3,944